Akros Monthly Payout ETF	February 28, 2023
SCHEDULE OF INVESTMENTS	(Unaudited)

	Number of Shares	Value
COMMON STOCKS – 38.0%
COMMUNICATION SERVICES – 0.9%
Electronic Arts, Inc.	104	$11,538
Match Group, Inc.*	230	9,526
		21,064
CONSUMER DISCRETIONARY – 5.2%
Best Buy Co., Inc.	142	11,802
Booking Holdings, Inc.*	7	17,668
eBay, Inc.	264	12,118
Etsy, Inc.*	91	11,048
Lowe's Cos., Inc.	98	20,164
NIKE, Inc., Class B	175	20,788
Starbucks Corp.	181	18,478
Yum! Brands, Inc.	106	13,479
		125,545
CONSUMER STAPLES – 3.6%
Colgate-Palmolive Co.	207	15,173
Estee Lauder Cos., Inc. (The), Class A	57	13,854
Kimberly-Clark Corp.	109	13,630
Philip Morris International, Inc.	216	21,017
Walmart, Inc.	177	25,157
		88,831
FINANCIALS – 1.8%
Aon PLC, Class A	49	14,899
Moody's Corp.	48	13,927
MSCI, Inc.	27	14,098
		42,924
HEALTH CARE – 4.2%
Abbott Laboratories	223	22,684
Baxter International, Inc.	280	11,186
Eli Lilly & Co.	96	29,877
IDEXX Laboratories, Inc.*	29	13,724
Mettler-Toledo International, Inc.*	9	12,903
Waters Corp.*	38	11,814
		102,188
INDUSTRIALS – 2.0%
Illinois Tool Works, Inc.	68	15,855
Lockheed Martin Corp.	39	18,496
Otis Worldwide Corp.	166	14,047
		48,398
INFORMATION TECHNOLOGY – 19.7%
Accenture PLC, Class A	85	22,572
Adobe, Inc.*	63	20,409
Apple, Inc.	528	77,832
Applied Materials, Inc.	161	18,700
Autodesk, Inc.*	68	13,511
Cisco Systems, Inc.	521	25,227
Fair Isaac Corp.*	19	12,870
Fortinet, Inc.*	263	15,633
Gartner, Inc.*	39	12,785
Hewlett Packard Enterprise Co.	780	12,176
HP, Inc.	446	13,166
International Business Machines Corp.	145	18,748

	Number of Shares	Value
COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)
Keysight Technologies, Inc.*	75	$11,997
KLA Corp.	38	14,416
Mastercard, Inc., Class A	97	34,463
Microsoft Corp.	311	77,570
Motorola Solutions, Inc.	56	14,717
NetApp, Inc.	184	11,877
Splunk, Inc.*	128	13,120
Synopsys, Inc.*	42	15,278
VeriSign, Inc.*	58	11,416
VMware, Inc., Class A*	106	11,674
		480,157
MATERIALS – 0.6%
Sherwin-Williams Co. (The)	65	14,388
TOTAL COMMON STOCKS
(Cost $932,536)		923,495

EXCHANGE-TRADED FUNDS – 61.8%
FIXED INCOME – 61.8%
iShares 0-3 Month Treasury Bond ETF	2,468	247,861
iShares 20+ Year Treasury Bond ETF	2,332	237,188
iShares Treasury Floating Rate Bond ETF	4,904	247,946
Schwab Long-Term U.S. Treasury ETF	270	9,682
SPDR Bloomberg 1-3 Month T-Bill ETF	2,703	247,892
SPDR Portfolio Long Term Treasury ETF	8,037	237,333
Vanguard Long-Term Treasury ETF	3,784	237,408
WisdomTree Floating Rate Treasury Fund	751	37,768
		1,503,078
TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,509,150)		1,503,078

SHORT-TERM INVESTMENTS – 0.2%

Invesco Government & Agency Portfolio - Institutional Class, 4.51%(a)	3,760	3,760
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,760)		3,760
TOTAL INVESTMENTS – 100.0%
(Cost $2,445,446)		2,430,333
Other Assets in Excess of Liabilities – 0.0%		198
TOTAL NET ASSETS – 100.0%		$2,430,531

*	Non-income producing security.
(a)	The rate is the annualized seven-day yield at period end.